OPERATIONS	12 Months Ended
Dec. 31, 2022
OPERATIONS [Abstract]
OPERATIONS
1	OPERATIONS

Credicorp Ltd. (hereinafter “Credicorp”) is a limited liability company incorporated in Bermuda in 1995 to act as a holding company and according to Bermuda’s economic substance regulation, Credicorp Ltd. as an independent legal entity, is considered a “Pure Equity Holding Entity” (PEHE). Credicorp’s activity is to maintain equity interests and receive passive income such as dividends, capital gains and other income from investments in securities.

In order to keep Credicorp’s structure and organization fully aligned with the new legislation on economic substance approved by the Government of Bermuda on January 11, 2019, as of October 29, 2020, the decisions of the Credicorp Board of Directors will be limited to issues related to Credicorp’s strategy, objectives and goals, main action plans and policies, risk control and management, annual budgets, business plans and control of their implementation, supervision of the main expenses, investments, acquisitions and disposals, among other “passive” decisions related to Credicorp. The authority to make decisions applicable to Credicorp’s subsidiaries, such as the adoption of relevant strategic or management decisions, the assumption of expenses for the benefit of its affiliates, the coordination of group activities, and the granting of credit facilities in favor of its affiliates, it has been transferred to Grupo Crédito SA, a subsidiary of Credicorp.

Credicorp, through its banking and non-banking subsidiaries and its associate Entidad Prestadora de Salud, offers a wide range of financial, insurance and health services and products, mainly throughout Peru and in other countries (see Note 3 (b)). Its main subsidiary is Banco de Crédito del Perú (hereinafter “BCP” or the “Bank”), a multiple bank incorporated in Peru.

Credicorp’s legal address is Clarendon House 2 Church Street Hamilton, Bermuda; likewise, the main offices from where Credicorp’s businesses are managed are located at Calle Centenario N ° 156, La Molina, Lima, Peru.

The consolidated financial statements presented comprise the financial statement of Credicorp and subsidiaries (hereinafter “the Group”). The consolidated financial statements as of December 31, 2021, and for the year then ended were approved by the Board of Directors on February 24, 2022 and presented to the General Shareholders’ Meeting on March 29, 2022. The consolidated financial statements as of December 31, 2022, and for the year ended on that date were approved and authorized for issuance by the Board of Directors and Management on February 23, 2023 and will be presented for final approval in the General Shareholders' Meeting, which will be held within the deadlines established by law. Management considers that these consolidated financial statements will be approved without amendments.

Credicorp is listed on the Lima and New York Stock Exchanges.